Loss (Profit) Per Share - Summary of Loss (Profit) Per Share (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basic loss (profit) per share
Loss (profit) attributable to common shareholders	$ (2,269,689)	$ 56,038,329
Weighted average number of common shares	345,868,725	321,921,938
Basic loss (profit) per share	$ (0.01)	$ 0.17
Diluted loss (profit) per share
Loss (profit) attributable to common shareholders	$ (2,269,689)	$ 56,038,329
Interest expense on convertible debentures	11,954,146	8,693,847
Mark to market gain on convertible debentures	(32,578,261)	27,522,985
Diluted Loss (profit) available to common shareholders (diluted)	$ 22,893,804	$ 56,038,329
Weighted average number of common shares	345,868,725	321,921,938
Effect of conversion of convertible debentures	48,083,337
Effect of share options on issue	19,431,991
Weighted average number of common shares (diluted) at December 31	413,384,053	321,921,938
Diluted loss (profit) per common shares	$ 0.06	$ 0.17